BANK LOANS (Tables)	6 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK LOANS

Short-term loans consisted of the following:

	As of December 31,	As of June 30,
	2021	2021

Cathay Bank
Effective interest rate at 4.25% (1)	$688,000	$704,446
Total	$688,000	$704,446

(1)

On February 6, 2020, one of the Company’s U.S. subsidiaries, Dogness Group, obtained a line of credit from Cathay Bank, pursuant to which Dogness Group has the availability to borrow a maximum $1.2 million out of this line of credit for two years at the U.S. prime rate. The loan is guaranteed by the fixed assets of Dogness Group. The purpose of this loan is to expand the business operation and increase the marketing and sales activities in the United States and other international markets.

As of December 31, 2021, the outstanding balance was $688,000. The Company has extended the repayment date to February 2024 from the original due date of February 2022.

SCHEDULE OF LONG-TERM LOAN

Long-term loan consisted of the following:

	As of December 31,	As of June 30,
	2021	2021

Dongguan Rural Commercial Bank
Effective interest rate at 6.15% and 6.55%	7,127,035	7,354,024
Less: current portion of long-term loans	(974,660)	(796,416)
Long-term loans	$6,152,375	$6,557,608

SCHEDULE OF BANK LOANS REPAYMENT
Twelve months ending December 31,	Repayment
2022	$1,662,660
2023	4,135,821
2024	394,566
2025	421,264
2026	449,383
2027	479,380
2028	271,961
Total	$7,815,035